Schedule of tax rate effect (Details) - Currency risk [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Strengthened [member]
IfrsStatementLineItems [Line Items]
Total Currency risk	$ (1,188,551)	$ (1,116,282)
Weekened [member]
IfrsStatementLineItems [Line Items]
Total Currency risk	$ 1,188,551	$ 1,116,282